Schedule of investments
Macquarie VIP Small Cap Growth Series
March 31, 2025 (Unaudited)
	Number of shares	Value (US $)
Common Stocks — 96.20%
Communication Services — 2.54%
IMAX †	176,875	$ 4,660,656
		4,660,656
Consumer Discretionary — 10.60%
Brinker International †	6,892	1,027,253
Cheesecake Factory	18,067	879,140
Dorman Products †	22,322	2,690,694
Genius Sports †	116,550	1,166,666
Life Time Group Holdings †	73,805	2,228,911
Modine Manufacturing †	21,064	1,616,662
Ollie's Bargain Outlet Holdings †	29,948	3,484,749
OneSpaWorld Holdings	72,798	1,222,278
Sportradar Group Class A †	53,056	1,147,071
Universal Technical Institute †	154,980	3,979,886
		19,443,310
Consumer Staples — 3.02%
BellRing Brands †	10,161	756,588
Chefs' Warehouse †	40,135	2,185,752
Vital Farms †	85,420	2,602,748
		5,545,088
Energy — 1.23%
Cactus Class A	7,475	342,579
Gulfport Energy †	10,413	1,917,450
		2,260,029
Financials — 8.18%
Hamilton Lane Class A	18,032	2,680,817
Houlihan Lokey	18,049	2,914,914
Palomar Holdings †	35,600	4,880,048
Western Alliance Bancorp	36,081	2,772,103
WisdomTree	198,111	1,767,150
		15,015,032
Healthcare — 24.44%
ADMA Biologics †	152,934	3,034,211
ANI Pharmaceuticals †	47,036	3,149,060
Axsome Therapeutics †	19,784	2,307,408
CareDx †	64,386	1,142,851
Catalyst Pharmaceuticals †	106,377	2,579,642
Encompass Health	38,959	3,945,767
GeneDx Holdings †	38,136	3,377,515
Halozyme Therapeutics †	26,217	1,672,907
Harmony Biosciences Holdings †	31,385	1,041,668
HealthEquity †	18,237	1,611,604
Hims & Hers Health †	16,386	484,206
Insmed †	24,804	1,892,297
Integer Holdings †	31,088	3,668,695
Kiniksa Pharmaceuticals International †	43,442	964,847
Mirum Pharmaceuticals †	42,032	1,893,542
PROCEPT BioRobotics †	9,450	550,557
Tarsus Pharmaceuticals †	86,002	4,417,923
TransMedics Group †	11,029	742,031
Travere Therapeutics †	47,652	853,924
Vaxcyte †	14,583	550,654
	Number of shares	Value (US $)
Common Stocks (continued)
Healthcare (continued)
Veracyte †	51,524	$ 1,527,687
Vericel †	77,304	3,449,304
		44,858,300
Industrials — 20.48%
AAR †	39,084	2,188,313
ACV Auctions Class A †	198,719	2,799,951
AeroVironment †	4,838	576,641
American Superconductor †	119,418	2,166,242
CBIZ †	49,789	3,776,993
Chart Industries †	12,573	1,815,038
Clean Harbors †	14,775	2,912,152
Construction Partners Class A †	54,222	3,896,935
Everus Construction Group †	54,531	2,022,555
ExlService Holdings †	27,337	1,290,580
Federal Signal	20,256	1,489,829
Flowserve	49,202	2,403,026
FTAI Aviation	18,734	2,080,036
Kirby †	17,162	1,733,534
Leonardo DRS	84,512	2,778,755
Mercury Systems †	17,449	751,877
Parsons †	31,989	1,894,069
SkyWest †	11,488	1,003,707
		37,580,233
Information Technology — 24.11%
Advanced Energy Industries	20,790	1,981,495
Agilysys †	22,505	1,632,513
AvePoint †	190,737	2,754,242
Clearwater Analytics Holdings Class A †	134,373	3,601,196
CyberArk Software †	13,673	4,621,474
Descartes Systems Group †	38,096	3,841,220
Five9 †	46,272	1,256,285
Itron †	26,792	2,806,730
Lumentum Holdings †	41,627	2,595,027
MACOM Technology Solutions Holdings †	17,999	1,806,740
OSI Systems †	25,896	5,032,629
Rambus †	17,119	886,336
Rubrik Class A †	51,911	3,165,533
Silicon Laboratories †	24,653	2,775,188
SoundHound AI Class A †	69,393	563,471
Synaptics †	20,864	1,329,454
Vertex Class A †	55,612	1,946,976
Workiva †	21,858	1,659,241
		44,255,750
Materials — 1.60%
ATI †	56,447	2,936,937
		2,936,937
Total Common Stocks (cost $165,003,080)		176,555,335

NQ- IV097 [0325] 0525 (4479261)    1

Schedule of investments
Macquarie VIP Small Cap Growth Series   (Unaudited)
	Number of shares	Value (US $)

Exchange-Traded Fund — 1.96%
iShares Russell 2000 Growth ETF	14,083	$ 3,598,629
Total Exchange-Traded Fund (cost $3,415,163)		3,598,629

Short-Term Investments — 2.20%
Money Market Mutual Funds — 2.20%
BlackRock Liquidity FedFund – Institutional Shares (seven-day effective yield 4.23%)	1,010,888	1,010,888
Fidelity Investments Money Market Government Portfolio – Class I (seven-day effective yield 4.23%)	1,010,888	1,010,888
Goldman Sachs Financial Square Government Fund – Institutional Shares (seven-day effective yield 4.31%)	1,010,888	1,010,888
Morgan Stanley Institutional Liquidity Funds Government Portfolio – Institutional Class (seven-day effective yield 4.27%)	1,010,888	1,010,888
Total Short-Term Investments (cost $4,043,552)		4,043,552

Total Value of Securities—100.36% (cost $172,461,795)		184,197,516
Liabilities Net of Receivables and Other Assets—(0.36%)		(666,843)
Net Assets Applicable to 30,838,598 Shares Outstanding—100.00%		$183,530,673

†	Non-income producing security.
Summary of abbreviations:
ETF – Exchange-Traded Fund

2    NQ- IV097 [0325] 0525 (4479261)